INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Movements in investments in joint ventures
As at January 1		¥ 6,007,624	¥ 6,240,200
Impairment		0
As at December 31	$ 493,542	3,393,349	6,007,624
Joint venture
Movements in investments in joint ventures
As at January 1		6,007,624	6,240,200
Capital injections		90,000	201,864
A joint venture changed into a subsidiary (note 38 (k))		(2,048,780)	(315,706)
A subsidiary changed into a joint venture			11,980
Share of profits and losses for the year		(199,452)	8,151
Share of changes in reserves		(2,837)	(6,105)
Cash dividends declared		(236,253)	(132,760)
Impairment		(216,953)
As at December 31		¥ 3,393,349	¥ 6,007,624